LONG-TERM BORROWING FROM THIRD PARTY (Narrative) (Details) ¥ in Thousands, $ in Thousands	Apr. 05, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 05, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Debt Instrument, Face Amount				$ 6,000
Long-term Debt	¥ 39,205	¥ 39,205	$ 6,026		¥ 0
Debt Instrument, Maturity Date Range, Start	Apr. 04, 2018
Due to Related Parties, Noncurrent			6,000
Loans Receivable, Net | ¥		42,677
Debt Instrument, Maturity Date Range, End	Apr. 04, 2019
Long-term Loan [Member]
Debt Instrument, Face Amount			$ 6,000
Long-term Debt | ¥		¥ 39,205
Debt Instrument, Term	1 year